2. LOANS: Schedule of Additional information on allowance for credit losses based on a collective evaluation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Live Check Consumer Loans
Allowance for Credit Losses	$ 0
Impact of adopting ASC 326	0
Allosance for Credit Losses after Impact of adopting ASC 326	8,177
Provision for Credit Losses	11,544
Charge-offs	(11,735)
Recoveries	2,779
Allowance for Credit Losses	10,765
Premier Consumer Loans
Allowance for Credit Losses	0
Impact of adopting ASC 326	0
Allosance for Credit Losses after Impact of adopting ASC 326	4,121
Provision for Credit Losses	5,797
Charge-offs	(4,592)
Recoveries	512
Allowance for Credit Losses	5,838
Other Consumer Loans
Allowance for Credit Losses	0
Impact of adopting ASC 326	0
Allosance for Credit Losses after Impact of adopting ASC 326	39,180
Provision for Credit Losses	33,760
Charge-offs	(42,696)
Recoveries	13,589
Allowance for Credit Losses	43,833
Real Estate Loans
Allowance for Credit Losses	0
Impact of adopting ASC 326	0
Allosance for Credit Losses after Impact of adopting ASC 326	169
Provision for Credit Losses	140
Charge-offs	(49)
Recoveries	7
Allowance for Credit Losses	267
Sales Finance Contracts
Allowance for Credit Losses	0
Impact of adopting ASC 326	0
Allosance for Credit Losses after Impact of adopting ASC 326	3,511
Provision for Credit Losses	5,449
Charge-offs	(4,275)
Recoveries	940
Allowance for Credit Losses	5,625
Allowance for Credit Losses	53,000
Impact of adopting ASC 326	2,158
Allosance for Credit Losses after Impact of adopting ASC 326	55,158
Provision for Credit Losses	56,690
Charge-offs	(63,347)
Recoveries	17,827
Allowance for Credit Losses	$ 66,328